UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 08/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2007 (Unaudited)

DWS Dreman Mid Cap Value Fund

	Shares	Value ($)

Common Stocks 94.2%
Consumer Discretionary 12.5%
Auto Components 1.5%
Autoliv, Inc.	22,700	1,302,299
Household Durables 2.6%
Leggett & Platt, Inc.	52,150	1,063,860
Whirlpool Corp.	12,850	1,238,869

		2,302,729
Media 2.7%
Gannett Co., Inc.	22,950	1,078,650
Idearc, Inc.	36,200	1,235,506

		2,314,156

Specialty Retail 5.7%
Foot Locker, Inc.	51,450	859,729
Men's Wearhouse, Inc.	25,800	1,307,544
The Sherwin-Williams Co.	20,100	1,387,101
TJX Companies, Inc.	47,100	1,436,079

		4,990,453
Consumer Staples 7.6%
Food & Staples Retailing 0.2%
SUPERVALU, Inc.	4,400	185,460
Food Products 4.6%
Hormel Foods Corp.	34,800	1,239,924
Smithfield Foods, Inc.*	44,950	1,471,213
The J.M. Smucker Co.	23,500	1,292,735

		4,003,872
Household Products 1.3%
Church & Dwight Co., Inc.	25,250	1,134,483
Tobacco 1.5%
Loews Corp. - Carolina Group	17,100	1,301,652
Energy 10.7%
Energy Equipment & Services 1.6%
Superior Energy Services, Inc.*	37,050	1,438,281
Oil, Gas & Consumable Fuels 9.1%
Anadarko Petroleum Corp.	26,600	1,302,868
Cameco Corp.	31,950	1,290,141
Chesapeake Energy Corp.	42,450	1,369,437
Cimarex Energy Co.	36,450	1,305,274
Hess Corp.	23,300	1,429,921
Newfield Exploration Co.*	27,950	1,215,546

		7,913,187
Financials 15.1%
Commercial Banks 5.2%
Comerica, Inc.	21,900	1,221,582
Huntington Bancshares, Inc.	60,650	1,043,787
KeyCorp.	34,700	1,155,510
Marshall & Ilsley Corp.	25,450	1,112,419

		4,533,298
Diversified Financial Services 1.6%
CIT Group, Inc.	35,500	1,333,735
Insurance 5.8%
Arch Capital Group Ltd.*	19,150	1,375,544
Cincinnati Financial Corp.	30,600	1,289,484
HCC Insurance Holdings, Inc.	41,900	1,156,859
Protective Life Corp.	29,550	1,235,190

		5,057,077
Real Estate Investment Trusts 2.5%
Hospitality Properties Trust (REIT)	25,450	1,004,257
Ventas, Inc. (REIT)	31,200	1,188,096

		2,192,353

Health Care 10.2%
Health Care Equipment & Supplies 6.4%
Beckman Coulter, Inc.	19,000	1,367,050
Hillenbrand Industries, Inc.	21,800	1,254,590
Kinetic Concepts, Inc.*	27,650	1,662,041
The Cooper Companies, Inc.	25,900	1,262,884

		5,546,565
Health Care Providers & Services 1.4%
Lincare Holdings, Inc.*	34,050	1,225,460
Pharmaceuticals 2.4%
Biovail Corp.	71,400	1,250,928
Mylan Laboratories, Inc.	58,150	878,065

		2,128,993
Industrials 17.0%
Aerospace & Defense 4.6%
Alliant Techsystems, Inc.*	13,750	1,448,012
DRS Technologies, Inc.	23,350	1,225,408
L-3 Communications Holdings, Inc.	13,750	1,354,513

		4,027,933
Commercial Services & Supplies 1.4%
R.R. Donnelley & Sons Co.	34,800	1,246,536
Electrical Equipment 6.6%
AMETEK, Inc.	35,700	1,427,643
Cooper Industries Ltd. "A"	28,900	1,478,813
General Cable Corp.*	24,950	1,451,591
Hubbell, Inc. "B"	24,650	1,335,537

		5,693,584
Machinery 3.3%
Eaton Corp.	14,850	1,399,167
Parker Hannifin Corp.	13,750	1,477,712

		2,876,879
Trading Companies & Distributors 1.1%
WESCO International, Inc.*	19,500	928,005
Information Technology 8.0%
Computers & Peripherals 1.8%
Seagate Technology	60,750	1,568,565
Electronic Equipment & Instruments 3.4%
Anixter International, Inc.*	19,400	1,489,338
Arrow Electronics, Inc.*	33,950	1,424,542

		2,913,880
Software 2.8%
Check Point Software Technologies Ltd.*	57,400	1,346,604
Fair Isaac Corp.	30,150	1,115,249

		2,461,853
Materials 5.4%
Chemicals 3.9%
Lyondell Chemical Co.	42,100	1,951,756
Sigma-Aldrich Corp.	31,750	1,422,400

		3,374,156
Metals & Mining 1.5%
Yamana Gold, Inc.	123,600	1,367,016

Telecommunication Services 1.5%
Diversified Telecommunication Services
Windstream Corp.	88,850	1,268,778
Utilities 6.2%
Electric Utilities 3.4%
Edison International	27,650	1,457,431
PPL Corp.	31,350	1,512,951

		2,970,382
Multi-Utilities 2.8%
Ameren Corp.	25,700	1,305,046
Integrys Energy Group, Inc.	21,650	1,086,181

		2,391,227

Total Common Stocks (Cost $79,219,490)		81,992,847
Cash Equivalents 10.3%
Cash Management QP Trust, 5.32% (a) (Cost $8,971,247)	8,971,247	8,971,247
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $88,190,737)	104.5	90,964,094
Other Assets and Liabilities, Net	(4.5)	(3,914,474)

Net Assets	100.0	87,049,620

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Mid Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Mid Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 17, 2007